Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Software development (Work-In-Progress)	$10,759	$9,707
Computer	$30,504	$27,851
Office equipment	$40,040	$40,643
Furniture and fittings	$14,824	$15,872
Office renovations	$91,774	$98,260
Total property, plant and equipment	$187,901	$192,333
Total accumulated depreciation	$(33,254)	$(14,590)
Property, plant and equipment, net	$154,647	$177,743

Plant and equipment as of March 31, 2018 are summarized below:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Software development (Work-In-Progress)	$9,707	$6,896
Computer	$27,851	$-
Office equipment	$40,643	$316
Furniture and fittings	$15,872	$-
Office renovations	$94,574	$-
Signage	$3,686	$-
Total property, plant and equipment	$192,333	$7,212
Total accumulated depreciation	$(14,590)	$(8)
Property, plant and equipment, net	$177,743	$7,204